Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Mar. 31, 2021
Building and building components
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
Building and building components | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Period/Rate	20 years
Building and building components | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Period/Rate	40 years
Laboratory, R&D and plant equipment
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
Laboratory, R&D and plant equipment | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Period/Rate	10 years
Laboratory, R&D and plant equipment | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Period/Rate	20 years
Furniture and office equipment
Disclosure Of Significant Accounting Policies [Line Items]
Method	Declining balance
Furniture and office equipment | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Period/Rate	20.00%
Furniture and office equipment | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Period/Rate	30.00%
Computer equipment
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
Computer equipment | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Period/Rate	2 years
Computer equipment | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Period/Rate	5 years